ACQUISITION OF SOLAR POWER PLANTS UNDER DEVELOPMENT, ASSETS AND ASSUMPTION OF LIABILITIES THROUGH ACQUISITION OF PROJECT COMPANIES (Details)	1 Months Ended	12 Months Ended
	May 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Solar power project companies [Member] CNY item
Business Acquisition [Line Items]
Number of solar power project companies acquired						9
Aggregate net assets acquired
Cash and cash equivalents						51,115
Other receivables-3rd party						4,288,400
Solar power project assets, net						24,116,884
Other assets						198,829,274
Accounts payable						(79,127,090)
Other payables-3rd party						(13,859,583)
Net assets acquired						134,299,000
Total consideration satisfied by
Non-controlling interests						5,200,000
Cash consideration paid						129,099,000
Net cash outflow for acquisition:
Cash consideration paid						129,099,000
Cash and cash equivalents acquired						51,115
Net cash outflow	7,200,000	$ 20,798,744	129,047,885	4,502,516	5,584,599	129,047,885